Net Loss per Share	6 Months Ended
Jun. 30, 2021
Earnings Per Share [Abstract]
Net Loss per Share
14.	Net Loss per Share

Net Loss Per Share Attributable to Ordinary Stockholders

The Company has four classes of participating securities (Redeemable Preference Stock, Class B Convertible Preferred Stock, Class A-1 Convertible Preferred Stock, and Class A-2 Convertible Preferred Stock) issued and outstanding as of June 30, 2021, and two classes of participating securities (Redeemable Preference Stock and Class B Convertible Preferred Stock) issued and outstanding as of June 30, 2020. Losses are not attributed to the participating securities as the stockholders of Redeemable Preference Stock, Class B Convertible Preferred Stock, and Class A Preferred Stock are not contractually obligated to share in the Company’s losses. The Redeemable Preference Stock participation rights are contingent in the event the stockholders of Redeemable Preference Stock consents to a dividend distribution, which no consent has been provided through June 30, 2021. The Class A Preferred Stock and Class B Convertible Preferred Stock participation rights are contingent on the redemption of the Redeemable Preference Stock, which has not been satisfied as of June 30, 2021.

Basic net loss attributable to ordinary stockholders per share is calculated by dividing net loss attributable to ordinary stockholders by the weighted-average number of outstanding shares of ordinary stock.

Diluted net loss per share attributable to ordinary stockholders adjusts the basic net loss per share attributable to ordinary stockholders and the weighted-average number of shares of ordinary stock outstanding for the potentially dilutive instruments.

The net loss per ordinary share was the same for the Class A and Class B Ordinary Stock because they are entitled to the same liquidation and dividend rights and are therefore, combined on the unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss for the three and six months ended June 30, 2021 and 2020.

Because the Company reported net losses for all periods presented, all potentially dilutive ordinary stock equivalents were determined to be antidilutive for those periods and have been excluded from the calculation of net loss per share.

The following table presents the number of anti-dilutive shares excluded from the calculation of diluted net loss per share as of the following dates:

	June 30, 2021	June 30, 2020
Stock-based compensation awards – employees	220,277,537	148,997,109
Stock-based compensation awards – non-employees	65,717,233	37,607,667
Warrants	10,198,958	—
Redeemable Preference Stock	470,588,235	470,588,235
Class A-1 Convertible Preferred Stock	57,513,413	—
Class A-2 Convertible Preferred Stock	19,546,600	—
Class B Convertible Preferred Stock	452,941,177	452,941,177
Convertible related party notes payable and convertible notes payable	168,913,222	—
Total	1,465,696,375	1,110,134,188